Rule 497(e)
                                                        Registration No. 2-82710

                           FUNDAMENTAL FAMILY OF FUNDS
                           (COLLECTIVELY, THE "FUNDS")
                          FUNDAMENTAL FIXED INCOME FUND
               (Fundamental U.S. Government Strategic Income Fund)
                       (High-Yield Municipal Bond Series)
                         (Tax-Free Money Market Series)
                            THE CALIFORNIA MUNI FUND
                             FUNDAMENTAL FUNDS, INC.
                              (New York Muni Fund)

                  SUPPLEMENT DATED JUNE 3, 1998 TO EACH FUND'S
                          PROSPECTUS DATED MAY 1, 1998


         The following information supplements and supersedes any contrary information contained in each Fund's Prospectus.

         On June 2, 1998, the Board of Directors of Fundamental Funds, Inc. and the Boards of Trustees of The California Muni Fund and Fundamental Fixed Income Fund (collectively, the "Boards") elected Mr. Robert W. Kleinschmidt to serve as President of the Funds. Mr. Kleinschmidt is the President of Tocqueville Management Corporation, the general partner of Tocqueville Asset Management L.P. ("Tocqueville"), co-manager of The Tocqueville Fund and the portfolio manager of The Tocqueville Government Fund. Mr. Kleinschmidt is also the President of Tocqueville, and the President, Principal Operating Officer, and a Trustee of The Tocqueville Trust, a registered investment company.

         The Boards also elected Mr. Kieran Lyons to serve as Vice President and Chief Financial Officer of the Funds following the removal of Mr. Vincent J. Malanga as Treasurer, Principal Financial Officer, and Accounting Officer. Mr. Lyons is the Chief Financial Officer of Tocqueville Management Corporation, and Vice President and Principal Financial Officer of The Tocqueville Trust.


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         The Funds'  assets are being  managed on an interim  basis by Mr.  Drew
Rankin and assisted by Mr. Kleinschmidt. Mr. Rankin has been a portfolio manager with Tocqueville since 1993.